UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23177

GOEHRING & ROZENCWAJG INVESTMENT FUNDS

(Exact name of Registrant as specified in charter)

110 Wall Street

New York, NY 10005-5991

(Address of principal executive offices) (Zip code)

Registrant’s Telephone Number, including Area Code: (646) 216-9777

Adam A. Rozencwajg

Goehring & Rozencwajg Associates, LLC

110 Wall Street

New York, NY 10005-5991

(Name and address of agent for service)

With copies to:

James M. Forbes, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston St.

Boston, MA 02199-3600

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

Goehring & Rozencwajg Resources Fund - Schedules of Investments

As of August 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.2%)
ENERGY (59.4%)
Coal Operations (1.5%)
Contura Energy, Inc.(a)	6,781	$521,798

Exploration & Production (34.7%)
Alta Mesa Resources, Inc.(a)	52,900	250,746
Berry Petroleum Corp. - Class A(a)	54,000	885,060
Carrizo Oil & Gas, Inc.(a)	40,300	976,066
Centennial Resource Development, Inc. - Class A(a)	41,200	793,924
Chaparral Energy, Inc. - Class A(a)	17,900	329,360
Cimarex Energy Co.	6,300	532,224
Concho Resources, Inc.(a)	4,312	591,391
Diamondback Energy, Inc.	2,500	302,700
Energen Corp.(a)	6,600	511,830
EOG Resources, Inc.	4,100	484,743
Linn Energy, Inc.(a)	15,130	261,749
Matador Resources Co.(a)	44,300	1,450,382
Newfield Exploration Co.(a)	24,100	657,448
Parsley Energy, Inc. - Class A(a)	43,100	1,196,887
PDC Energy, Inc.(a)	22,200	1,169,718
Pioneer Natural Resources Co.	9,000	1,572,300
Riviera Resources, Inc.(a)	15,130	325,295
		12,291,823
Oil & Gas Services & Equipment (23.2%)
Apergy Corp.(a)	38,400	1,736,448
Basic Energy Services, Inc.(a)	28,600	253,396
CES Energy Solutions Corp.	56,900	208,851
Diamond Offshore Drilling, Inc.(a)	74,900	1,304,758
Ensco PLC - Class A	127,320	870,869
Noble Corp. PLC(a)	142,100	866,810
Ocean Rig UDW, Inc. - Class A(a)	35,600	964,048
Rowan Cos. PLC - Class A(a)	72,200	1,013,688
Transocean Ltd.(a)	66,100	800,471
Xtreme Drilling Corp.(a)	108,700	164,091
		8,183,430
FINANCIALS (2.9%)
Investment Companies (2.9%)
Uranium Participation Corp.(a)	281,500	1,020,303

MATERIALS (35.8%)
Agricultural Chemicals (12.1%)
CF Industries Holdings, Inc.	21,600	1,122,120
Mosaic Co.	45,900	1,435,293
Nutrien Ltd.	30,100	1,704,563
		4,261,976
Base Metals (15.8%)
Amerigo Resources Ltd.(a)	442,100	260,856
Cameco Corp.	157,500	1,639,575
Copper Mountain Mining Corp.(a)	306,100	265,052
ERO Copper Corp.(a)	106,500	711,632
Excelsior Mining Corp.(a)	213,200	163,372
First Quantum Minerals Ltd.	39,200	491,727
Freeport-McMoRan, Inc.	44,000	618,200
Hudbay Minerals, Inc.	70,400	329,073

Security Description	Shares	Value
Base Metals (continued)
Lundin Mining Corp.	84,700	$403,704
Southern Copper Corp.	12,000	523,680
Turquoise Hill Resources Ltd.(a)	76,300	177,779
		5,584,650
Other Mined Minerals (1.2%)
Mountain Province Diamonds, Inc.(a)	212,000	440,245

Precious Metal Mining (6.7%)
Detour Gold Corp.(a)	64,000	522,789
Endeavour Mining Corp.(a)	23,400	355,214
Golden Reign Resources Ltd.(a)	899,200	127,473
Kirkland Lake Gold Ltd.	31,200	583,117
Marathon Gold Corp.(a)	174,500	121,682
Maverix Metals, Inc.(a)	87,000	138,000
New Gold, Inc.(a)	89,400	87,687
Pan American Silver Corp.	20,600	321,154
TMAC Resources, Inc.(a)(b)	29,000	104,667
		2,361,783
TECHNOLOGY (0.1%)
Application Software (0.1%)
Arias Intel Corp.(a)	1,466	25,705

TOTAL COMMON STOCKS
(Cost $33,587,552)		34,691,713

WARRANTS (0.4%)
ENERGY (0.4%)
Oil & Gas Services & Equipment (0.4%)
Gulfmark Offshore, Inc.
Strike Price .01, Expires 11/14/2042(c)	2,641	96,370
Strike Price .01, Expires 11/14/2042(c)	920	33,571
		129,941

TOTAL WARRANTS
(Cost $132,718)		129,941

Security Description	Principal	Value
CORPORATE BONDS (0.3%)
ENERGY (0.3%)
Oil & Gas Services & Equipment (0.3%)
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75%, 04/01/2022	$150,000	92,250

TOTAL CORPORATE BONDS
(Cost $114,723)		92,250

Security Description	Shares	Value
SHORT TERM INVESTMENTS (1.0%)
Dreyfus Treasury Securities Cash Management (7 day yield 1.810%)	369,241	$369,241

TOTAL SHORT TERM INVESTMENTS
(Cost $369,241)		369,241

TOTAL INVESTMENTS - (99.9%)
(Cost $34,204,234)		35,283,145

Assets in Excess of Other Liabilities - (0.1%)		20,161

NET ASSETS - (100.0%)		$35,303,306

(a)	Non-income producing security.
(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2018, the aggregate market value of those securities was $104,667, which represents approximately 0.30% of net assets.
(c)	Security fair valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of August 31, 2018, these securities had a total value of $129,941 or 0.37% of total net assets.

See Notes to Quarterly Schedule of Investments.

Goehring & Rozencwajg Resources Fund

Notes to Quarterly Schedule of Investments August 30, 2018 (Unaudited)

1. ORGANIZATION

The Goehring & Rozencwajg Resources Fund (the "Fund") is a no-load investment portfolio of Goehring & Rozencwajg Investment Funds (the “Trust”), an open-end series management investment company organized as a Massachusetts business trust on July 14, 2016, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 30, 2016. The Fund is a diversified investment company with an investment objective which seeks to maximize total return, which consists of income on its investments and capital appreciation. The Fund currently offers Retail Class Shares and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval. The Fund’s Investment Adviser is Goehring & Rozencwajg Associates, LLC (the “Adviser”).

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, or if there is no closing price or official closing price, the last sale price. If there have been no sales on that day, the securities are valued at the mean of the current bid and ask price. U.S. and non U.S. government and corporate debt securities are typically traded in the over-the-counter market internationally, and are generally valued using prices supplied by a pricing vendor approved by the Board of Trustees based on the mid-point of quotes from multiple dealers and other factors deemed relevant by the pricing vendor. In the case of other securities not traded on an exchange, or if closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Fund’s Board of Trustees using a variety of pricing techniques and methodologies. U.S. government and agency securities are valued by a third-party pricing vendor at the mean between the closing bid and asked prices. Other than with respect to the debt securities discussed above, the market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board of Trustees, which may use, instead of quotes from dealers, a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments. Derivatives are valued using market quotations, a price supplied by a pricing service or counterparty, or using the fair value procedures discussed below, depending on the type of derivative and the availability of market quotations. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in the underlying funds are based on the underlying fund’s net asset value. Available cash is generally invested into a money market fund by the Fund’s custodian, and is valued at the latest net asset value per share as reported to the Fund’s administrator.

When the price quotations described above are not available, or when the Adviser believes that they are unreliable, the Fund’s assets may be priced using fair value procedures approved by the Board of Trustees. Because the Fund invests in investments that may be thinly traded or for which the price quotations described above may not be readily available or may be unreliable – such as securities of small capitalization companies, securities of issuers located in emerging markets, high yield securities and derivatives – the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid – such as equity securities of large capitalization domestic issuers. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of August 31, 2018:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
GOEHRING & ROZENCWAJG RESOURCES FUND
Common Stocks	$34,691,713	$–	$–	$34,691,713
Warrants	–	129,941	–	129,941
Corporate Bonds	–	92,250	–	92,250
Short Term Investments	369,241	–	–	369,241
Total	$35,060,954	$222,191	$–	$35,283,145

*	See Schedule of Investments for industry classification.

The Fund recognizes transfers between levels as of the end of the period. For the three months ended August 31, 2018, the Funds did not have any transfers in/(out) of Level 1 and Level 2 securities. For the three months ended August 31, 2018, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozenwajg
Adam A. Rozencwajg
President

Date:	October 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozenwajg
Adam A. Rozencwajg
Principal Executive Officer and
Principal Financial Officer

Date:	October 9, 2018